Related Party Transactions and Balances - Schedule of Loan From Non-controlling Shareholder (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Loan - current	$ 6,607	$ 0
Loan - non - current	1,436	6,705
Due to related parties	$ 8,043	$ 6,705